Shareholder Fees	Aug. 01, 2025 USD ($)
Davenport Core Leaders Fund | Davenport Core Leaders Fund [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Davenport Value & Income Fund | Davenport Value & Income Fund [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	0
Davenport Equity Opportunities Fund | Davenport Equity Opportunities Fund [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	0
Davenport Small Cap Focus Fund | Davenport Small Cap Focus Fund [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	0
Davenport Insider Buying Fund | Davenport Insider Buying Fund [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	0
Davenport Balanced Income Fund | Davenport Balanced Income Fund [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	0
Government Street Equity Fund | Government Street Equity Fund [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	0
Government Street Opportunities Fund | Government Street Opportunities Fund [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	0
Jamestown Equity Fund | Jamestown Equity Fund [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	$ 0